Leases - Summary of Quantitative Information About Right-of-use Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Text Block [Abstract]
Beginning balance
Adoption of IFRS 16 (Note 4)	5,580
Acquisition (Note 14)	15,734
Additions	936
Disposals	(933)
Depreciation	(841)
Ending balance	$ 20,476